Subsequent Events (Details) (USD $)					1 Months Ended						1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011	Oct. 31, 2013 Subsequent Event [Member] Convertible Preferred Stock [Member] PMSB [Member]	Oct. 31, 2013 Subsequent Event [Member] Parent Company [Member] Malaysia Notes [Member]	Oct. 31, 2013 Subsequent Event [Member] Parent Company [Member]	Oct. 31, 2013 Subsequent Event [Member] MTDC [Member] Malaysia Notes [Member]	Oct. 31, 2013 Subsequent Event [Member] MTDC [Member]	Oct. 31, 2013 Subsequent Event [Member] WGBM [Member]	Oct. 31, 2013 Subsequent Event [Member] Malaysia Notes [Member]	Sep. 30, 2013 PMSB [Member]
Subsequent Events (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares)					444,444
Stock Repurchased During Period, Value					$ 70,000
Debt Instrument, Face Amount	15,275,000	15,275,000	15,275,000								6,600,000
Debt Instrument, Maturity Date											Aug. 15, 2020
Debt Instrument, Issuance Date											Aug. 15, 2013
Long-term Debt, Gross	17,084,894	16,537,028	15,735,383								5,300,000
Debt Instrument, Unit, Principal (in Dollars per Item)											100,000
Debt Instrument, Number of Units						14		52
Number of Trading Days											30 days	10 days
Assets, Net										300,000
Net Assets Distribution, Percentage							22.42%		77.78%
Debt Instrument, Repurchased Face Amount											5,200,000
Debt Instrument, Unamortized Discount	$ 11,049,534	$ 13,143,869	$ 14,329,416	$ 14,442,497							$ 3,000,000